VIEs - Narrative (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) class	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Variable Interest Entity [Line Items]
Number of classes of notes payable backed by collateral | class		1
Transfer of financial interest in a VIE - Loans		$ 244,693	$ 1,290,891	$ 347,443
Credit loss reversal		(1,651,352)	(1,949,938)	$ (2,251,258)
Debt securities, held-to-maturity, excluding accrued interest, after allowance for credit loss		13,211,794	$ 9,914,288
Amount securitized in off-balance sheet transaction		2,100,000
Value of securitization retained		$ 91,400
FDIC | Structured LLC
Variable Interest Entity [Line Items]
Equity ownership, excluding consolidated entity and equity method investee, percentage		20.00%	20.00%
Joint venture, acquired amount		$ 1,100,000	$ 1,200,000
SBNA Auto Lease Trust (SBALT) | Structured LLC
Variable Interest Entity [Line Items]
Joint venture, acquired amount		8,000,000
Fee income		56,200	52,200
VIEs, Primary Beneficiary | Trusts
Variable Interest Entity [Line Items]
Gross retail installment contracts transferred to consolidated trusts		25,100,000	29,000,000
VIE, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Total serviced for other portfolio		2,000,000	2,300,000
Percent of shares of each new tranche purchased that did not issue debt and equity tranches	5.00%
Release of allowance for credit loss due to transfer to off-balance sheet securitization	$ 42,100
Gain (loss) on securitization	(21,800)
Pre-tax gain (loss) on securitization of financial assets	22,800
Credit loss reversal	40,000
Debt securities, held-to-maturity, excluding accrued interest, after allowance for credit loss	65,000
VIE, Not Primary Beneficiary | Class A Notes
Variable Interest Entity [Line Items]
Debt securities, held-to-maturity, excluding accrued interest, after allowance for credit loss	$ 1,100,000
VIE, Not Primary Beneficiary | Debt
Variable Interest Entity [Line Items]
VIE, maximum exposure to loss		1,000,000	70,200
VIE, Not Primary Beneficiary | Equity Investments
Variable Interest Entity [Line Items]
VIE, maximum exposure to loss		$ 3,900	$ 8,000